SUBSEQUENT EVENTS (Tables)	3 Months Ended
Mar. 31, 2026
Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Schedule of Annual Amortization	The Term Loan Facility and the Delayed Draw Term Loan Facility (to the extent funded) will amortize in equal quarterly installments, commencing with the last day of September 30, 2026, in aggregate annual amounts according to the following amortization schedule:

Payment Dates	Annual Amortization Amount (percent of principal)
Year 1	2.5%
Year 2	2.5%
Year 3	7.5%
Year 4	7.5%
Year 5	10.0%